Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023

Revenue
North America	$2,832	$12,488	$15,478	$32,330
International	9,774	4,992	25,802	11,290
	$12,606	$17,480	$41,280	$43,620

Loss from operations
North America	$(3,664)	$(3,243)	$(20,456)	$(10,729)
International	1,184	879	5,180	1,259
	$(2,480)	$(2,364)	$(15,276)	$(9,470)

Net loss
North America	$(6,281)	$(3,760)	$(25,053)	$(24,057)
International	1,108	644	5,079	959
	$(5,174)	$(3,116)	$(19,974)	$(23,098)

Depreciation and amortization
North America	$505	$495	$1,504	$1,415
International	85	162	322	484
	$590	$657	$1,826	$1,899

	Year Ended
	December 31,
	2023	2022
Revenue
North America	$48,938	$28,613
International	16,931	4,296
Total revenue	$65,869	$32,909
Income (loss) from operations
North America	$(14,121)	$(36,517)
International	1,819	(1,321)
Total income (loss) from operations	$(12,302)	$(37,838)
Depreciation and amortization
North America	$1,907	$19,938
International	646	979
Total depreciation and amortization	$2,553	$20,917
Net income (loss)
North America	$(54,170)	$(47,969)
International	1,069	(1,267)
Total net income (loss)	$(53,101)	$(49,236)